Retirement Benefit Plans	12 Months Ended
Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Retirement Benefit Plans
15.	RETIREMENT BENEFIT PLANS

Defined Contribution Plans

ASLAN Pharmaceuticals Pte. Ltd. adopted a defined contribution plan, which is a post-employment benefit plan, under which ASLAN Pharmaceuticals Pte. Ltd. pays fixed contributions into the Singapore Central Provident Fund on a mandatory basis. ASLAN Pharmaceuticals Pte. Ltd. has no further payment obligations once the contributions have been paid. The contributions are recognized as “employee compensation expenses” when they are due.

ASLAN Pharmaceuticals Taiwan Limited adopted a pension plan under the Labor Pension Act (LPA) of the ROC, which is a state-managed defined contribution plan. Under the LPA, ASLAN Pharmaceuticals Taiwan Limited makes monthly contributions to its Taiwan-based employees’ individual pension accounts at 6% of monthly salaries and wages.

For the years ended December 31, 2017, 2018 and 2019, the total expense for such employee benefits in the amount of $329,455, $424,157 and $325,059 were recognized, respectively.